Acquisition of Prospector Capital Corp - Schedule of Fair Value of Transactions (Details)		3 Months Ended	12 Months Ended
		Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($)
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of consideration transferred		$ 65,372,812	$ 65,372,812
Fair value of assets acquired, and liabilities assumed
Cash			529,047
Accounts payable and accrued liabilities	[1]		(13,412,889)	$ (12,466,676)
Net asset acquired		$ 6,233,240	$ 6,233,240
Listing expense (in Shares) | shares		59,139,572	59,139,572
Common Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of consideration transferred common shares		$ 55,257,187	$ 55,257,187
Class A Non-Voting Special Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of consideration transferred class A Non-Voting Special Shares		10,115,625	10,115,625
Cash [Member]
Fair value of assets acquired, and liabilities assumed
Cash		19,477,645	19,477,645
Accounts payable and accrued liabilities [Member]
Fair value of assets acquired, and liabilities assumed
Accounts payable and accrued liabilities		(11,497,830)	(11,497,830)
Warrant liability [Member]
Fair value of assets acquired, and liabilities assumed
Warrant liability		$ (1,746,575) [2]	$ (1,746,575) [3]

[1]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.
[2]	Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants. See Note 8 for additional information.
[3]	Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants. See Note 16 for additional information.